FHLB Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Within 1 year	$ 0	$ 0
1 to 3 years	0	100,000
4 to 5 years	1,212,066	415,548
More than 5 years	750,000	1,350,000
FHLB advances	1,962,066	1,865,548
Advances that are callable	1,150,000	1,350,000
Within 1 year	1,100,000	400,000
1 to 3 years	450,000	875,000
4 to 5 years	412,066	390,548
More than 5 years	0	200,000
Weighted average interest rate at end of year	4.10%	4.24%	4.39%
Weighted daily average interst rate during the year	4.35%	4.46%	4.23%
Daily average of FHLB advances	1,883,135	2,070,843	2,243,242
Maximum amount of FHLB advances at any month end	1,962,616	2,078,695	2,743,026
Interest expense during the year	$ 81,994	$ 92,402	$ 94,048
Credit line total percentage of assets	50.00%